Eaton Vance

Multi-Asset Credit Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 6.2%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd., Series 2019-1A, Class E, 6.909%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$1,000	$1,002,857
Ares LII CLO, Ltd., Series 2019-52A, Class DR, 3.435%, (3 mo. USD LIBOR+ 3.30%), 4/22/31(1)(2)	1,750	1,751,034
Bardot CLO, Ltd., Series 2019-2A, Class E, 7.088%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	500	500,789
Benefit Street Partners CLO XIX, Ltd.:
Series 2019-19A, Class D, 3.926%, (3 mo. USD LIBOR + 3.80%), 1/15/33(1)(2)	1,000	1,003,037
Series 2019-19A, Class E, 7.146%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	1,000	998,526
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class E, 7.026%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	500	500,281
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class E, 7.834%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	500	501,591
BlueMountain CLO, Ltd., Series 2018-1A, Class E, 6.079%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	250	233,138
Canyon Capital CLO, Ltd., Series 2020-3A, Class E, 7.376%, (3 mo. USD LIBOR + 7.25%), 1/15/34(1)(2)	1,000	1,013,840
Carlyle Global Market Strategies CLO, Ltd.:
Series 2014-3RA, Class C, 3.079%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	2,725	2,655,115
Series 2014-4RA, Class C, 3.026%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,915,694
Series 2014-4RA, Class D, 5.776%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	250	226,072
Series 2015-5A, Class DR, 6.834%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	250	237,979
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	62	62,537
Crown City CLO III, Series 2021-1A, Class C, 3.424%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	1,000,894
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	14	14,672
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 6.83%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	500	499,857
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.825%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	500,648
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D, 3.876%, (3 mo. USD LIBOR + 3.75%), 1/15/33(1)(2)	1,000	1,002,943
Series 2019-36A, Class E, 7.376%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	1,000	1,001,384
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 6.194%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	250	248,546
Neuberger Berman Loan Advisers CLO 39, Ltd., Series 2020-39A, Class E, 7.334%, (3 mo. USD LIBOR + 7.20%), 1/20/32(1)(2)	1,500	1,502,610
Oaktree CLO, Ltd.:
Series 2019-3A, Class D, 4.094%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(2)	2,500	2,502,127
Series 2019-3A, Class E, 6.904%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	1,000	966,216

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 5.984%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	$250	$246,277
Series 2015-1A, Class DR4, 6.625%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	998,903
Series 2019-1A, Class D, 7.154%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	500	501,111
Series 2021-2A, Class E, 6.456%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	999,841
Pnmac Gmsr Issuer Trust, Series 2018-GT2, Class A, 2.739%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	117	116,973
Regatta XII Funding, Ltd., Series 2019-1A, Class E, 6.976%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	400	400,648
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	967,909
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 6.625%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	250	244,359
Southwick Park CLO, LLC, Series 2019-4A, Class D, 3.984%, (3 mo. USD LIBOR + 3.85%), 7/20/32(1)(2)	3,000	3,007,242
Voya CLO, Ltd., Series 2016-3A, Class DR, 6.214%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	250	231,185

Total Asset-Backed Securities (identified cost $29,412,365)		$29,556,835

Collateralized Mortgage Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class M2, 3.839%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$1,490	$1,508,379
Series 2020-HQA4, Class M2, 3.239%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	3,061	3,085,957

Total Collateralized Mortgage Obligations (identified cost $4,551,304)		$4,594,336

Commercial Mortgage-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$600	$547,657
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 2.593%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	100	98,051
Extended Stay America Trust, Series 2021-ESH, Class D, 2.344%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)	1,517	1,531,790
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class D, 5.435%, 8/15/46(1)(3)	150	134,448
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	67,317
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.293%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	100	89,596

Security	Principal Amount (000’s omitted)		Value
RETL Trust, Series 2019-RVP, Class C, 2.193%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)		$225	$224,883
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class C, 4.557%, 9/15/58(3)		100	107,144
Series 2016-C35, Class D, 3.142%, 7/15/48(1)		1,700	1,416,962

Total Commercial Mortgage-Backed Securities (identified cost $4,026,764)			$4,217,848

Common Stocks — 0.2%

Security	Shares		Value
Oil and Gas — 0.1%
Extraction Oil & Gas, Inc.(4)(5)		4,602	$204,743
Sable Permian Resources, LLC(4)(5)(6)		11,719,991	0

			$204,743

Radio and Television — 0.0%(7)
Clear Channel Outdoor Holdings, Inc.(4)(5)		401	$1,067
iHeartMedia, Inc., Class A(4)(5)		511	13,209

			$14,276

Surface Transport — 0.1%
Hertz Global Holdings, Inc. (non-registered)(4)(8)		54,538	$685,134

			$685,134

Total Common Stocks (identified cost $12,083,128)			$904,153

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)		Value
Semiconductors & Semiconductor Equipment — 0.1%
ams AG, 0.875%, 9/28/22(9)		$800	$781,438

Total Convertible Bonds (identified cost $774,095)			$781,438

Corporate Bonds — 40.5%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.3%
Bombardier, Inc.:
7.125%, 6/15/26(1)		229	$238,444
7.50%, 12/1/24(1)		89	92,671
7.875%, 4/15/27(1)		488	505,824
Moog, Inc., 4.25%, 12/15/27(1)		397	410,151
Rolls-Royce PLC:
5.75%, 10/15/27(1)		1,099	1,202,031
5.75%, 10/15/27(9)	GBP	317	482,172

Security	Principal Amount* (000’s omitted)		Value
TransDigm UK Holdings PLC, 6.875%, 5/15/26		400	$423,310
TransDigm, Inc.:
4.625%, 1/15/29(1)		378	377,543
5.50%, 11/15/27		862	891,093
6.375%, 6/15/26		1,072	1,109,520
7.50%, 3/15/27		541	573,947

			$6,306,706

Agriculture — 0.2%
Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(9)		1,100	$1,150,837

			$1,150,837

Air Transport — 0.9%
Air Canada:
3.875%, 8/15/26(1)(10)		168	$168,613
4.625%, 8/15/29(1)(10)	CAD	154	123,437
Air France-KLM, 3.875%, 7/1/26(9)	EUR	700	817,341
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		528	553,080
5.75%, 4/20/29(1)		528	570,203
Gatwick Airport Finance PLC, 4.375%, 4/7/26(9)	GBP	270	378,528
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(9)	GBP	1,100	1,155,589
United Airlines, Inc., 4.625%, 4/15/29(1)		345	355,350

			$4,122,141

Automotive — 1.4%
Adler Pelzer Holding GmbH, 4.125%, 4/1/24(9)	EUR	448	$518,884
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)		540	583,875
Ford Motor Co.:
4.75%, 1/15/43		439	482,511
9.625%, 4/22/30		440	635,906
Frigoglass Finance B.V., 6.875%, 2/12/25(9)	EUR	1,300	1,352,346
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29(1)		635	668,899
5.25%, 7/15/31(1)		511	539,777
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		148	156,061
4.375%, 1/15/31(1)		237	258,772
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		379	392,322
TI Automotive Finance PLC, 3.75%, 4/15/29(9)	EUR	710	864,292
Wheel Pros, Inc., 6.50%, 5/15/29(1)		406	413,077

			$6,866,722

Banks and Thrifts — 0.2%
Banco Continental S.A.E.C.A., 2.75%, 12/10/25(9)		850	$841,088

			$841,088

Brokerage/Securities Dealers/Investment Houses — 0.1%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)		459	$472,485

			$472,485

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 1.8%
ATP Tower Holdings, LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners, 4.05%, 4/27/26(9)		1,200	$1,235,880
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		236	241,605
5.00%, 3/1/30(1)		105	111,906
6.75%, 6/1/27(1)		476	510,262
Empire Communities Corp., 7.00%, 12/15/25(1)		553	584,800
HT Troplast GmbH, 9.25%, 7/15/25(9)	EUR	1,305	1,711,453
Patrick Industries, Inc., 4.75%, 5/1/29(1)		370	378,157
PCF GmbH, 4.75%, 4/15/26(9)	EUR	328	400,705
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		1,191	1,273,012
Standard Industries, Inc., 4.75%, 1/15/28(1)		453	472,148
Victoria PLC, 3.625%, 8/24/26(9)	EUR	1,409	1,709,872
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(11)		215	221,999

			$8,851,799

Business Equipment and Services — 1.0%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		502	$516,194
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)		608	609,538
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)		598	600,094
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		1,735	1,794,077
7.125%, 7/31/26(9)		260	268,853
Terminix Co., LLC (The), 7.45%, 8/15/27		997	1,176,196

			$4,964,952

Cable and Satellite Television — 1.4%
Altice France S.A.:
5.125%, 7/15/29(1)		200	$201,732
5.875%, 2/1/27(9)	EUR	900	1,129,893
8.125%, 2/1/27(1)		795	861,816
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)		1,288	1,366,828
5.00%, 2/1/28(1)		400	419,900
CSC Holdings, LLC, 5.75%, 1/15/30(1)		1,547	1,614,441
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(9)	GBP	530	751,287
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		205	209,163

			$6,555,060

Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		276	$283,532
4.125%, 4/15/29(1)		221	226,842

			$510,374

Chemicals and Plastics — 1.8%
Braskem Idesa SAPI, 7.45%, 11/15/29(9)		1,500	$1,554,630
Braskem Netherlands Finance BV, 4.50%, 1/31/30(9)		1,100	1,162,601

Security	Principal Amount* (000’s omitted)		Value
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		202	$200,752
Herens Midco S.a.r.l., 5.25%, 5/15/29(9)	EUR	525	604,035
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(9)	EUR	640	767,650
NOVA Chemicals Corp., 4.25%, 5/15/29(1)		392	397,216
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		532	549,053
OCI N.V., 3.625%, 10/15/25(9)	EUR	516	638,165
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)		283	280,542
SGL Carbon SE:
3.00%, 9/20/23(9)	EUR	1,100	1,310,799
4.625%, 9/30/24(9)	EUR	300	364,425
Valvoline, Inc.:
3.625%, 6/15/31(1)		256	255,256
4.25%, 2/15/30(1)		169	176,122
W.R. Grace & Co., 4.875%, 6/15/27(1)		439	464,242

			$8,725,488

Clothing/Textiles — 0.3%
PrestigeBidCo GmbH, 6.25%, 12/15/23(9)	EUR	1,100	$1,326,732

			$1,326,732

Commercial Services — 0.7%
Autostrade per l’Italia SpA:
1.75%, 2/1/27(9)	EUR	450	$554,101
2.00%, 12/4/28(9)	EUR	300	373,982
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/25(1)		103	104,481
5.375%, 3/1/29(1)		222	231,173
5.75%, 7/15/27(1)		132	138,201
5.75%, 7/15/27(1)		165	172,017
MoneyGram International, Inc., 5.375%, 8/1/26(1)		199	206,711
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		384	396,969
Verisure Midholding AB, 5.25%, 2/15/29(9)	EUR	480	588,116
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		370	387,575

			$3,153,326

Computers — 0.3%
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		838	$855,950
4.00%, 7/1/29(1)		224	230,663
Seagate HDD Cayman, 3.125%, 7/15/29(1)		140	137,399

			$1,224,012

Distribution & Wholesale — 0.5%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		801	$806,078
Parts Europe S.A., 4.00%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(9)	EUR	681	815,325
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		551	560,643
6.875%, 5/1/25(1)		209	223,059

			$2,405,105

Security	Principal Amount* (000’s omitted)		Value
Diversified Financial Services — 1.5%
Encore Capital Group, Inc.:
4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(9)	EUR	743	$901,636
5.375%, 2/15/26(9)	GBP	555	812,024
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)(10)		273	276,754
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(9)	EUR	767	919,812
PRA Group, Inc., 7.375%, 9/1/25(1)		471	509,241
Vivion Investments S.a.r.l., 3.00%, 8/8/24(9)	EUR	3,100	3,672,335

			$7,091,802

Drugs — 0.7%
AdaptHealth, LLC, 6.125%, 8/1/28(1)		558	$587,306
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)		33	35,722
Bausch Health Companies, Inc.:
5.25%, 1/30/30(1)		133	125,341
5.25%, 2/15/31(1)		133	124,860
7.00%, 1/15/28(1)		1,234	1,297,514
7.25%, 5/30/29(1)		12	12,462
9.00%, 12/15/25(1)		181	193,415
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		411	409,046
Jazz Securities DAC, 4.375%, 1/15/29(1)		430	448,765

			$3,234,431

Ecological Services and Equipment — 0.6%
Clean Harbors, Inc., 5.125%, 7/15/29(1)		460	$501,904
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		732	735,338
4.25%, 6/1/25(1)		313	325,520
4.75%, 6/15/29(1)		650	672,685
Paprec Holding S.A., 3.50%, 7/1/28(9)	EUR	566	677,922

			$2,913,369

Electric Utilities — 0.4%
Drax Finco PLC, 6.625%, 11/1/25(1)		582	$600,188
FirstEnergy Corp., Series B, 4.40%, 7/15/27		494	551,007
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		318	328,877
WESCO Distribution, Inc., 7.25%, 6/15/28(1)		267	297,551

			$1,777,623

Electronics/Electrical — 0.1%
Imola Merger Corp., 4.75%, 5/15/29(1)		392	$405,126

			$405,126

Energy — 0.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		538	$559,009
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		716	724,266

			$1,283,275

Engineering & Construction — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		102	$106,718
Dycom Industries, Inc., 4.50%, 4/15/29(1)		418	423,766

			$530,484

Security	Principal Amount* (000’s omitted)		Value
Entertainment — 0.8%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)		731	$772,872
8.125%, 7/1/27(1)		158	173,956
CPUK Finance, Ltd.:
4.50%, 8/28/27(9)	GBP	222	313,627
4.875%, 8/28/25(9)	GBP	524	737,815
Gamma Bidco SpA:
5.125%, 7/15/25(9)	EUR	365	445,429
6.25%, 7/15/25(9)	EUR	300	374,662
Powdr Corp., 6.00%, 8/1/25(1)		473	496,976
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		356	362,273

			$3,677,610

Financial Intermediaries — 0.8%
Ally Financial, Inc., 4.70% to 5/15/26(12)(13)		452	$473,922
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		203	203,533
3.096%, 5/4/23		305	311,522
3.815%, 11/2/27		641	674,652
4.125%, 8/17/27		657	703,811
5.125%, 6/16/25		273	300,983
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		355	373,638
6.25%, 5/15/26		197	207,343
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(12)(13)		386	399,992

			$3,649,396

Food Products — 1.7%
BRF S.A., 4.875%, 1/24/30(9)		1,100	$1,141,376
Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)		478	498,982
HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)		473	478,123
Ingles Markets, Inc., 4.00%, 6/15/31(1)		265	266,866
Kernel Holding S.A., 6.75%, 10/27/27(9)		1,100	1,183,875
Kraft Heinz Foods Co.:
3.875%, 5/15/27		379	420,037
4.25%, 3/1/31		616	711,524
4.375%, 6/1/46		804	928,088
4.625%, 10/1/39		17	20,219
5.50%, 6/1/50		228	305,934
Nomad Foods Bondco PLC, 2.50%, 6/24/28(9)	EUR	602	729,034
Post Holdings, Inc., 5.625%, 1/15/28(1)		363	382,965
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(9)		1,100	1,193,050

			$8,260,073

Food Service — 0.3%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		386	$389,823
4.00%, 10/15/30(1)		419	418,409
4.375%, 1/15/28(1)		210	213,423
Yum! Brands, Inc., 3.625%, 3/15/31		403	411,564

			$1,433,219

Security	Principal Amount* (000’s omitted)		Value
Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)		506	$542,151
Casino Guichard Perrachon S.A., 5.25%, 4/15/27(9)	EUR	285	338,466

			$880,617

Health Care — 1.9%
Centene Corp.:
2.50%, 3/1/31		296	$296,804
3.00%, 10/15/30		584	607,745
3.375%, 2/15/30		381	398,056
4.625%, 12/15/29		1,035	1,135,602
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		431	455,067
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)		455	453,125
Encompass Health Corp., 4.50%, 2/1/28		504	524,160
HCA, Inc.:
5.875%, 2/1/29		708	867,300
7.69%, 6/15/25		200	243,821
LifePoint Health, Inc., 5.375%, 1/15/29(1)		294	292,903
ModivCare, Inc., 5.875%, 11/15/25(1)		357	379,935
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		639	678,695
4.375%, 6/15/28(1)		177	185,408
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)		638	620,359
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		847	786,664
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		402	418,583
Varex Imaging Corp., 7.875%, 10/15/27(1)		933	1,044,053

			$9,388,280

Industrial Equipment — 0.2%
Madison IAQ, LLC:
4.125%, 6/30/28(1)		297	297,808
5.875%, 6/30/29(1)		462	467,521

			$765,329

Insurance — 0.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		608	$635,390
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		427	432,897
Galaxy Finco, Ltd., 9.25%, 7/31/27(9)	GBP	1,100	1,613,035

			$2,681,322

Internet Software & Services — 0.7%
Cars.com, Inc., 6.375%, 11/1/28(1)		367	$392,299
Netflix, Inc.:
3.00%, 6/15/25(9)	EUR	555	720,347
5.375%, 11/15/29(1)		811	1,003,073
Science Applications International Corp., 4.875%, 4/1/28(1)		380	399,344
United Group B.V., 4.00%, 11/15/27(9)	EUR	550	647,191

			$3,162,254

Investment Companies — 0.2%
Georgia Capital JSC, 6.125%, 3/9/24(9)		1,100	$1,119,250

			$1,119,250

Security	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 2.1%
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/25(1)		47	$50,125
12.00%, (10.00% cash or 12.00% PIK), 6/15/26(1)(11)		395	353,031
Carnival Corp.:
7.625%, 3/1/26(1)		12	12,690
7.625%, 3/1/26(9)	EUR	676	873,795
Carnival PLC, 1.00%, 10/28/29	EUR	705	671,198
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	367,101
5.875%, 3/15/26(1)		112	110,180
8.75%, 5/1/25(1)		86	92,123
Explorer II AS, 3.375%, 2/24/25	EUR	1,250	1,407,782
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(9)(11)	EUR	848	982,850
Life Time, Inc.:
5.75%, 1/15/26(1)		401	408,513
8.00%, 4/15/26(1)		405	424,744
Motion Finco S.a.r.l., 7.00%, 5/15/25(9)	EUR	535	671,929
National CineMedia, LLC:
5.75%, 8/15/26		333	278,348
5.875%, 4/15/28(1)		485	456,543
NCL Corp., Ltd.:
3.625%, 12/15/24(1)		226	215,288
5.875%, 3/15/26(1)		212	213,855
10.25%, 2/1/26(1)		270	308,812
NCL Finance, Ltd., 6.125%, 3/15/28(1)		93	94,050
Playtika Holding Corp., 4.25%, 3/15/29(1)		373	372,534
Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28		288	272,348
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		1,117	1,063,942
7.00%, 2/15/29(1)		205	206,565
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		131	131,502

			$10,039,848

Lodging and Casinos — 0.8%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)		455	$459,282
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)		1,240	1,243,577
NH Hotel Group S.A., 4.00%, 7/2/26(9)	EUR	255	302,588
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)		633	684,340
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		75	77,344
4.625%, 12/1/29(1)		648	695,408
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)		308	323,677

			$3,786,216

Machinery — 0.2%
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(9)	EUR	778	$929,824

			$929,824

Media — 0.4%
Banijay Group S.A.S., 6.50%, 3/1/26(9)	EUR	799	$984,541

Security	Principal Amount* (000’s omitted)		Value
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		470	$476,514
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)		202	214,954
Urban One, Inc., 7.375%, 2/1/28(1)		319	341,774

			$2,017,783

Metals/Mining — 0.6%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		504	$539,950
Freeport-McMoRan, Inc., 5.45%, 3/15/43		544	700,030
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		305	310,719
6.125%, 4/1/29(1)		93	100,440
Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(1)		284	314,897
Novelis Corp., 3.25%, 11/15/26(1)(10)		148	150,410
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(9)	EUR	500	615,711

			$2,732,157

Nonferrous Metals/Minerals — 0.3%
New Gold, Inc., 7.50%, 7/15/27(1)		1,526	$1,647,424

			$1,647,424

Oil and Gas — 3.2%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)		757	$774,403
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		674	721,851
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)		138	140,974
Callon Petroleum Co., 8.00%, 8/1/28(1)		401	377,323
Centennial Resource Production, LLC:
5.375%, 1/15/26(1)		55	53,154
6.875%, 4/1/27(1)		387	381,642
CNX Resources Corp., 6.00%, 1/15/29(1)		448	475,608
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(1)		459	477,452
7.75%, 2/15/26(1)		362	389,610
Continental Resources, Inc.:
4.375%, 1/15/28		357	395,929
4.90%, 6/1/44		13	15,019
5.75%, 1/15/31(1)		463	558,769
CrownRock, L.P./CrownRock Finance, Inc.:
5.00%, 5/1/29(1)		659	689,973
5.625%, 10/15/25(1)		435	447,082
CVR Energy, Inc., 5.75%, 2/15/28(1)		790	767,228
EQT Corp.:
5.00%, 1/15/29		106	120,002
7.625% to 8/1/21, 2/1/25(14)		230	266,101
8.50% to 8/1/21, 2/1/30(14)		155	203,816
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)		458	457,524
Nabors Industries, Inc., 9.00%, 2/1/25(1)		205	212,005
Nabors Industries, Ltd., 7.25%, 1/15/26(1)		149	139,557
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		900	917,757
Occidental Petroleum Corp.:
3.40%, 4/15/26		136	137,540

Security	Principal Amount* (000’s omitted)		Value
3.45%, 7/15/24		61	$61,819
3.50%, 8/15/29		175	175,015
4.20%, 3/15/48		271	259,850
4.40%, 8/15/49		217	210,877
4.625%, 6/15/45		145	145,942
6.125%, 1/1/31		385	455,339
6.20%, 3/15/40		141	163,755
6.375%, 9/1/28		167	195,150
6.625%, 9/1/30		693	846,496
Ovintiv, Inc.:
6.50%, 8/15/34		13	17,380
6.50%, 2/1/38		243	331,295
6.625%, 8/15/37		27	36,817
8.125%, 9/15/30		80	110,273
PBF Holding Co., LLC/PBF B.V. Finance Corp., 9.25%, 5/15/25(1)		746	683,522
Precision Drilling Corp.:
6.875%, 1/15/29(1)		289	297,670
7.125%, 1/15/26(1)		220	227,427
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(1)		125	128,589
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32(1)		273	282,555
4.875%, 2/1/31(1)		72	77,952
5.50%, 3/1/30		69	76,152
6.875%, 1/15/29		341	383,453
TechnipFMC PLC, 6.50%, 2/1/26(1)		97	103,984
Tervita Corp., 11.00%, 12/1/25(1)		505	578,856
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		335	327,441

			$15,297,928

Packaging & Containers — 0.2%
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(9)	EUR	940	$1,109,023

			$1,109,023

Pharmaceuticals — 0.3%
Gruenenthal GmbH, 4.125%, 5/15/28(9)	EUR	505	$617,057
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		680	739,500
Owens & Minor, Inc., 4.50%, 3/31/29(1)		302	309,938

			$1,666,495

Pipelines — 0.9%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		271	$279,808
7.875%, 5/15/26(1)		148	164,256
Cheniere Energy Partners, L.P., 4.00%, 3/1/31(1)		1,227	1,299,454
Cheniere Energy, Inc., 4.625%, 10/15/28		356	376,296
DT Midstream, Inc., 4.125%, 6/15/29(1)		349	358,407
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		276	280,241
6.00%, 7/1/25(1)		204	222,427
6.50%, 7/1/27(1)		205	230,383
Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27		260	268,399
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(12)(13)		47	42,124

Security	Principal Amount* (000’s omitted)		Value
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(1)(10)		236	$241,605
4.125%, 8/15/31(1)(10)		210	217,613
Western Midstream Operating, L.P.:
4.75%, 8/15/28		38	41,324
5.30% to 8/1/21, 2/1/30(14)		345	387,797

			$4,410,134

Radio and Television — 0.7%
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/29(1)		360	$374,170
7.75%, 4/15/28(1)		387	404,098
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		657	381,881
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/27(1)(10)		302	312,615
Entercom Media Corp., 6.75%, 3/31/29(1)		364	371,715
Mav Acquisition Corp., 8.00%, 8/1/29(1)		332	325,323
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)		450	493,454
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		445	476,484
Univision Communications, Inc., 4.50%, 5/1/29(1)		351	352,306

			$3,492,046

Real Estate Investment Trusts (REITs) — 1.2%
ADLER Group S.A.:
2.75%, 11/13/26(9)	EUR	200	$235,861
3.25%, 8/5/25(9)	EUR	1,100	1,326,551
Aedas Homes Opco SLU, 4.00%, 8/15/26(9)	EUR	541	657,648
Diversified Healthcare Trust, 4.375%, 3/1/31		261	255,131
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)		99	98,921
6.00%, 4/15/25(1)		111	116,976
Service Properties Trust:
3.95%, 1/15/28		640	600,800
4.50%, 3/15/25		285	284,481
4.95%, 10/1/29		55	53,435
5.50%, 12/15/27		98	104,640
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)		1,250	1,303,092
Signa Development Finance SCS, 5.50%, 7/23/26(9)	EUR	600	687,725

			$5,725,261

Retail — 1.1%
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)		171	$166,084
Dufry One B.V., 3.375%, 4/15/28(9)	EUR	697	819,668
eG Global Finance PLC, 6.25%, 10/30/25(9)	EUR	590	718,924
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(9)		1,200	1,278,096
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		424	436,690
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		382	392,129
Punch Finance PLC, 6.125%, 6/30/26(9)	GBP	645	912,508
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		254	264,579
Victoria’s Secret & Co., 4.625%, 7/15/29(1)		297	297,782

			$5,286,460

Security	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 0.7%
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)		742	$787,751
L Brands, Inc.:
6.625%, 10/1/30(1)		280	323,400
6.875%, 11/1/35		478	615,764
6.95%, 3/1/33		112	137,077
7.60%, 7/15/37		55	70,516
9.375%, 7/1/25(1)		93	120,667
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		501	520,845
7.75%, 2/15/29(1)		511	560,948
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		386	397,636

			$3,534,604

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(1)		411	$428,665

			$428,665

Software and Services — 0.1%
Gartner, Inc.:
3.75%, 10/1/30(1)		209	$215,043
4.50%, 7/1/28(1)		384	406,560

			$621,603

Steel — 0.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		401	$437,108
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		1,935	2,068,186
Metinvest B.V., 7.75%, 10/17/29(9)		1,100	1,215,434

			$3,720,728

Telecommunications — 2.5%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		799	$840,947
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		239	245,175
Level 3 Financing, Inc.:
4.25%, 7/1/28(1)		594	605,509
4.625%, 9/15/27(1)		382	397,333
Network i2i, Ltd., 3.975% to 3/3/26(9)(12)(13)		1,450	1,440,365
Sprint Capital Corp., 6.875%, 11/15/28		662	854,880
Sprint Corp.:
7.625%, 2/15/25		324	382,354
7.625%, 3/1/26		425	519,684
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		374	380,077
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(9)	EUR	507	654,046
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(9)	EUR	1,280	1,592,368
T-Mobile USA, Inc.:
2.25%, 2/15/26		270	273,407
2.625%, 2/15/29		251	251,397
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	402	705,687
Telecom Italia SpA, 2.75%, 4/15/25(9)	EUR	467	585,460
Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(9)	EUR	700	841,315
VTR Comunicaciones SpA, 5.125%, 1/15/28(9)		1,067	1,115,879
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)		198	201,744

			$11,887,627

Security	Principal Amount* (000’s omitted)	Value
Transportation — 0.4%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	$455	$466,150
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	1,095	1,152,765
Seaspan Corp., 5.50%, 8/1/29(1)	412	411,365

		$2,030,280

Utilities — 0.8%
Calpine Corp.:
4.50%, 2/15/28(1)	530	$546,563
5.00%, 2/1/31(1)	465	471,271
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)	261	266,833
NRG Energy, Inc.:
3.375%, 2/15/29(1)	212	211,470
3.625%, 2/15/31(1)	563	568,025
5.75%, 1/15/28	580	617,723
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	435	446,893
5.00%, 7/31/27(1)	580	600,291

		$3,729,069

Total Corporate Bonds (identified cost $186,250,529)		$193,823,462

Exchange-Traded Funds — 0.4%

Security	Shares		Value
SPDR Bloomberg Barclays High Yield Bond ETF		16,455	$1,806,265

Total Exchange-Traded Funds (identified cost $1,775,988)			$1,806,265

Foreign Government Bonds — 0.6%

Security	Principal Amount (000’s omitted)		Value
Egypt — 0.3%
Arab Republic of Egypt, 7.053%, 1/15/32(9)	USD	1,370	$1,398,702

Total Egypt			$1,398,702

Ukraine — 0.3%
Ukraine Government International Bond, 9.75%, 11/1/28(9)	USD	1,136	$1,353,822

Total Ukraine			$1,353,822

Total Foreign Government Bonds (identified cost $2,676,533)			$2,752,524

Preferred Stocks — 0.2%

Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625%	28,576	$887,285

Total Preferred Stocks (identified cost $800,658)		$887,285

Senior Floating-Rate Loans — 45.9%(15)

Borrower/Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.4%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27	1,486	$1,487,099
Dynasty Acquisition Co., Inc.:
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26	2,325	2,251,930
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26	1,250	1,210,715
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(16)	1,895	1,830,677

		$6,780,421

Air Transport — 0.7%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28	2,000	$2,057,500
Air Canada, Term Loan, 7/27/28(17)	344	345,003
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	653	694,015

		$3,096,518

Automotive — 2.0%
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	2,625	$2,644,687
Clarios Global, L.P., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/30/26	1,640	1,629,884
Dayco Products, LLC, Term Loan, 4.385%, (3 mo. USD LIBOR + 4.25%), 5/19/23	97	94,869
Gates Global, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27	2,070	2,058,560
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	2,496	2,501,310
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	483	482,096
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	380	381,663

		$9,793,069

Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc., Term Loan, 4.592%, (1 mo. USD LIBOR + 4.50%), 7/31/26	1,250	$1,250,976

		$1,250,976

Borrower/Description	Principal Amount* (000’s omitted)	Value
Building and Development — 1.5%
Core & Main, L.P., Term Loan, 7/27/28(17)	850	$844,156
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 8/21/25	2,262	2,232,329
Quikrete Holdings, Inc.:
Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 2/1/27	1,192	1,178,540
Term Loan, 2/21/28(17)	1,300	1,288,219
Werner FinCo, L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	1,180	1,177,385
WireCo WorldGroup, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23	578	579,387

		$7,300,016

Business Equipment and Services — 4.7%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	3,102	$3,087,101
Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28	3,161	3,161,519
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	992	974,109
First Advantage Holdings, LLC, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 1/31/27	737	732,745
IG Investment Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/23/25	2,342	2,346,932
IRI Holdings, Inc., Term Loan, 4.337%, (1 mo. USD LIBOR + 4.25%), 12/1/25	2,982	2,981,232
Iron Mountain, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 1/2/26	2,038	2,005,015
Presidio Holdings, Inc., Term Loan, 3.628%, (USD LIBOR + 3.50%), 1/22/27(16)	2,475	2,466,751
Sabre GLBL, Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 2/22/24	987	966,234
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28	3,594	3,595,746
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(17)	338	343,945

		$22,661,329

Cable and Satellite Television — 2.6%
Altice France S.A., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 8/14/26	2,691	$2,687,996
DirecTV Financing, LLC, Term Loan, 7/22/27(17)	219	218,877
Telenet Financing USD, LLC, Term Loan, 2.093%, (1 mo. USD LIBOR + 2.00%), 4/30/28	3,275	3,218,857
UPC Financing Partnership, Term Loan, 3.093%, (1 mo. USD LIBOR + 3.00%), 1/31/29	2,100	2,082,116
Virgin Media Bristol, LLC, Term Loan, 2.593%, (1 mo. USD LIBOR + 2.50%), 1/31/28	4,050	3,993,187

		$12,201,033

Chemicals and Plastics — 1.2%
Axalta Coating Systems US Holdings, Inc., Term Loan, 1.897%, (3 mo. USD LIBOR + 1.75%), 6/1/24	979	$969,596
Ferro Corporation:
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24	45	44,430
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24	44	43,484
Messer Industries GmbH, Term Loan, 2.647%, (3 mo. USD LIBOR + 2.50%), 3/1/26	1,581	1,568,341

Borrower/Description	Principal Amount* (000’s omitted)	Value
PQ Corporation:
Term Loan, 2.379%, (3 mo. USD LIBOR + 2.25%), 2/7/27	19	$18,949
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/9/28	1,030	1,025,654
Starfruit Finco B.V., Term Loan, 2.835%, (1 mo. USD LIBOR + 2.75%), 10/1/25	165	162,834
Tronox Finance, LLC, Term Loan, 2.628%, (USD LIBOR + 2.50%), 3/13/28(16)	1,821	1,805,768

		$5,639,056

Containers and Glass Products — 0.2%
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(16)	1,000	$1,001,375

		$1,001,375

Cosmetics/Toiletries — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 12/22/26(17)	1,250	$1,238,392

		$1,238,392

Drugs — 2.4%
Albany Molecular Research, Inc., Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 8/30/24(16)	1,791	$1,792,936
Bausch Health Companies, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 6/2/25	2,447	2,432,619
Horizon Therapeutics USA, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 5/22/26	51	50,671
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	1,090	1,092,498
Mallinckrodt International Finance S.A., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24	2,870	2,793,082
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	3,292	3,288,149

		$11,449,955

Ecological Services and Equipment — 0.2%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	1,182	$1,178,267

		$1,178,267

Electronics/Electrical — 10.3%
Applied Systems, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 9/19/24	4,306	$4,297,578
Banff Merger Sub, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 10/2/25	3,689	3,659,875
CentralSquare Technologies, LLC, Term Loan, 3.897%, (3 mo. USD LIBOR + 3.75%), 8/29/25	1,250	1,171,250
Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	998	998,123
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	1,969	1,975,226
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	3,754	3,747,544
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	1,484	1,459,994
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	4,033	4,041,774
Informatica, LLC, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 2/25/27	3,839	3,804,392

Borrower/Description	Principal Amount* (000’s omitted)	Value
LogMeIn, Inc., Term Loan, 4.85%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,552	$2,544,006
MA FinanceCo., LLC, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 6/21/24	50	48,724
Panther Commercial Holdings, L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	1,000	1,002,125
Polaris Newco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	2,250	2,250,140
Proofpoint, Inc., Term Loan, 6/9/28(17)	1,500	1,487,343
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	2,372	2,359,976
Riverbed Technology, Inc.:
Term Loan, 12/31/25(17)	336	318,180
Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	61	48,183
Seattle Spinco, Inc., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 6/21/24	336	329,048
SolarWinds Holdings, Inc., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 2/5/24	1,673	1,655,674
Tibco Software, Inc., Term Loan, 3.85%, (1 mo. USD LIBOR + 3.75%), 6/30/26	3,316	3,286,234
Ultimate Software Group, Inc. (The):
Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 5/4/26	2,464	2,466,268
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	1,491	1,491,876
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	2,992	3,021,955
Vision Solutions, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 4/24/28	2,000	1,993,438

		$49,458,926

Financial Intermediaries — 0.3%
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	1,000	$996,500
Spectacle Gary Holdings, LLC:
Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	183	199,205
Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	13	14,435

		$1,210,140

Food Products — 1.7%
HLF Financing S.a.r.l., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 8/18/25	2,603	$2,588,445
JBS USA LUX S.A., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 5/1/26	2,867	2,840,410
Nomad Foods Europe Midco Limited, Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 5/15/24	2,596	2,580,409
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	214	214,938

		$8,224,202

Food Service — 0.6%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 11/19/26	2,389	$2,349,251
IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	480	478,605

		$2,827,856

Health Care — 2.8%
ADMI Corp., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 4/30/25	541	$533,114
athenahealth, Inc., Term Loan, 4.41%, (3 mo. USD LIBOR + 4.25%), 2/11/26	1,297	1,298,695

Borrower/Description	Principal Amount* (000’s omitted)	Value
Avantor, Inc.:
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24	1,480	$1,475,803
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 11/8/27	498	495,945
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(16)	2,252	2,250,790
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23	845	844,978
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(18)	122	121,486
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 2/18/28(16)	2,618	2,616,895
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	82	82,419
Navicure, Inc., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,492	1,491,511
Ortho-Clinical Diagnostics S.A., Term Loan, 3.101%, (1 mo. USD LIBOR + 3.00%), 6/30/25	228	226,991
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 11/16/25	108	107,605
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	1,566	1,548,155
Verscend Holding Corp., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 8/27/25	456	456,000

		$13,550,387

Industrial Equipment — 3.2%
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	3,001	$3,015,301
DexKo Global, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24	1,081	1,081,252
Engineered Machinery Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/19/24	748	748,114
EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28	1,000	991,562
Filtration Group Corporation, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 3/29/25	2,655	2,630,481
Gardner Denver, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 3/1/27	192	189,086
Ingersoll-Rand Services Company, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 3/1/27	988	970,913
LTI Holdings, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,486	1,460,951
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	1,917	1,848,050
Vertical Midco GmbH, Term Loan, 4.404%, (6 mo. USD LIBOR + 4.25%), 7/30/27	2,240	2,245,611

		$15,181,321

Insurance — 1.4%
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28	2,065	$2,036,420
Asurion, LLC:
Term Loan, 3.217%, (1 mo. USD LIBOR + 3.125%), 11/3/23	287	284,643
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,423	1,398,713
Term Loan - Second Lien, 5.342%, (1 mo. USD LIBOR + 5.25%), 1/31/28	1,000	996,458
USI, Inc., Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24	2,221	2,199,100

		$6,915,334

Borrower/Description	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 2.0%
Bombardier Recreational Products, Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 5/24/27		720	$711,189
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		2,770	2,261,833
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		246	198,965
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(19)		422	522,988
Term Loan, 5/23/24(17)		345	331,702
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		3,500	3,476,666
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75%, cash, 1.25% PIK, 3/27/25		20	19,152
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75%, cash, 1.25% PIK, 3/27/25		79	76,608
Playtika Holding Corp., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 3/13/28		420	417,815
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		1,424	1,416,554
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	42	46,603

			$9,480,075

Lodging and Casinos — 0.6%
Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(17)		141	$141,330
Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		2,387	2,365,242
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		567	546,366

			$3,052,938

Nonferrous Metals/Minerals — 0.1%
American Rock Salt Company, LLC, Term Loan, 6/4/28(17)		388	$389,212

			$389,212

Oil and Gas — 0.8%
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		3,062	$3,075,813
Prairie ECI Acquiror, L.P., Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 3/11/26		700	681,296
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24		195	193,797

			$3,950,906

Publishing — 0.7%
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		3,390	$3,389,730

			$3,389,730

Radio and Television — 0.4%
Sinclair Television Group, Inc., Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 9/30/26		1,982	$1,955,612

			$1,955,612

Borrower/Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 1.6%
BJ’s Wholesale Club, Inc., Term Loan, 2.10%, (1 mo. USD LIBOR + 2.00%), 2/3/24	1,189	$1,188,149
Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	3,211	3,219,549
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	196	194,527
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	3,158	3,160,302

		$7,762,527

Steel — 0.1%
Zekelman Industries, Inc., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 1/24/27	485	$479,199

		$479,199

Telecommunications — 1.4%
CenturyLink, Inc., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 3/15/27	2,736	$2,694,995
Ziggo Financing Partnership, Term Loan, 2.593%, (1 mo. USD LIBOR + 2.50%), 4/30/28	3,850	3,791,349

		$6,486,344

Utilities — 0.4%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	1,789	$1,766,223

		$1,766,223

Total Senior Floating-Rate Loans (identified cost $219,657,302)		$219,671,339

Warrants — 0.0%(7)

Security	Shares	Value
Cineworld Group PLC, Exp. 11/23/25(4)(5)	128,689	$39,478
Sable Permian Resources, LLC, Exp. 5/2/22(4)(5)(6)	1,938,645	0

Total Warrants (identified cost $0)		$39,478

Miscellaneous — 0.0%(7)

Security	Principal Amount	Value
Surface Transport — 0.0%(7)
Hertz Corp., Escrow Certificates(4)	105,000	$8,662

Total Miscellaneous (identified cost $0)		$8,662

Short-Term Investments — 6.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(20)	31,802,808	$31,802,808

Total Short-Term Investments (identified cost $31,802,808)		$31,802,808

Total Investments — 102.5% (identified cost $493,811,474)		$490,846,433

Less Unfunded Loan Commitments — (0.0)%(7)		$(67,684)

Net Investments — 102.5% (identified cost $493,743,790)		$490,778,749

Other Assets, Less Liabilities — (2.5)%		$(11,896,993)

Net Assets — 100.0%		$478,881,756

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $133,733,954 or 27.9% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2021.

(4)	Non-income producing security.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)

Shares have not been registered under the Securities Act of 1933, as amended, or any other applicable state securities laws and may only be sold in certain transactions in reliance on an exemption from registration.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $69,529,453 or 14.5% of the Fund’s net assets.

(10)	When-issued security. For a variable rate security, interest rate will be determined after July 31, 2021.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)	Security converts to variable rate after the indicated fixed-rate coupon period.

(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(14)	Step coupon security. Interest rate represents the rate in effect at July 31, 2021.

(15)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(16)

The stated interest rate represents the weighted average interest rate at July 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(17)	This Senior Loan will settle after July 31, 2021, at which time the interest rate will be determined.

(18)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2021, the total value of unfunded loan commitments is $67,666.

(19)	Fixed-rate loan.

(20)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	154,000	USD	122,602	State Street Bank and Trust Company	8/11/21	$834	$—
USD	122,592	CAD	154,000	State Street Bank and Trust Company	10/29/21	—	(837)
USD	46,933	EUR	39,554	State Street Bank and Trust Company	10/29/21	—	(69)
USD	1,409,833	EUR	1,191,956	State Street Bank and Trust Company	10/29/21	—	(6,549)
USD	42,048,793	EUR	35,527,536	State Street Bank and Trust Company	10/29/21	—	(168,025)
USD	43,876	GBP	31,542	State Street Bank and Trust Company	10/29/21	24	—
USD	6,086,093	GBP	4,382,567	State Street Bank and Trust Company	10/29/21	—	(6,826)

						$858	$(182,306)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At July 31, 2021, the value of the Fund’s investment in affiliated funds was $31,802,808, which represents 6.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$17,738,064	$321,756,786	$(307,691,895)	$(147)	$—	$31,802,808	$20,693	31,802,808

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$29,556,835	$—	$29,556,835
Collateralized Mortgage Obligations	—	4,594,336	—	4,594,336
Commercial Mortgage-Backed Securities	—	4,217,848	—	4,217,848
Common Stocks	219,019	685,134	0	904,153
Convertible Bonds	—	781,438	—	781,438
Corporate Bonds	—	193,823,462	—	193,823,462
Exchange-Traded Funds	1,806,265	—	—	1,806,265
Foreign Government Bonds	—	2,752,524	—	2,752,524
Preferred Stocks	887,285	—	—	887,285
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	219,603,655	—	219,603,655
Warrants	—	39,478	0	39,478
Miscellaneous	—	8,662	—	8,662
Short-Term Investments	—	31,802,808	—	31,802,808
Total Investments	$2,912,569	$487,866,180	$0	$490,778,749
Forward Foreign Currency Exchange Contracts	$—	$858	$—	$858
Total	$2,912,569	$487,867,038	$0	$490,779,607

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(182,306)	$—	$(182,306)
Total	$—	$(182,306)	$—	$(182,306)

*	None of unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.